Employee Benefits Obligations (Details)	12 Months Ended
Mar. 31, 2023
Employee Benefits Obligations [Line Items]
Gratuity payable description	The Company provides for gratuity for employees in India as per the Payment of Gratuity Act, 1972. Employees who are in continuous service for a period of 5 years are eligible for gratuity. The amount of gratuity payable on retirement/termination is the employees last drawn basic salary per month computed proportionately for 15 days salary multiplied for the number of years of service.